Templeton Global Income Fund
Statement of Investments, September 30, 2019 (unaudited)
	Principal Amount*		Value
Foreign Government and Agency Securities 51.7%
Argentina 1.3%
Argentina Treasury Bill,
Strip, 3/30/20	222,316,500	ARS	$3,004,927
Strip, 4/28/20	98,792,000	ARS	1,335,332
Strip, 5/28/20	312,000	ARS	2,679
Strip, 7/29/20	68,265,000	ARS	645,890
Strip, 10/29/20	13,797,000	ARS	104,213
Argentine Bonos del Tesoro,
18.20%, 10/03/21	252,627,000	ARS	1,218,096
16.00%, 10/17/23	283,431,000	ARS	1,507,970
senior note, 15.50%, 10/17/26	512,895,000	ARS	2,719,407
Government of Argentina,
[a] FRN, 67.42%, (ARPP7DRR), 6/21/20	3,380,000	ARS	25,373
[a] FRN, 55.469%, (ARS Badlar + 2.00%), 4/03/22	20,588,000	ARS	152,156
[b] Index Linked, 4.00%, 3/06/20	1,274,000	ARS	13,669
senior note, 4.50%, 2/13/20	2,821,000		924,498
			11,654,210
Brazil 12.9%
Letra Tesouro Nacional,
Strip, 7/01/20	75,890[c]	BRL	17,630,665
Strip, 4/01/21	2,770[c]	BRL	618,632
Strip, 7/01/21	75,960[c]	BRL	16,713,004
Nota do Tesouro Nacional,
10.00%, 1/01/21	73,235[c]	BRL	18,636,246
10.00%, 1/01/23	6,218[c]	BRL	1,663,796
10.00%, 1/01/25	75,193[c]	BRL	20,730,910
10.00%, 1/01/27	145,600[c]	BRL	41,083,436
			117,076,689
Colombia 1.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	983,000,000	COP	294,245
senior bond, 4.375%, 3/21/23	149,000,000	COP	42,056
senior bond, 9.85%, 6/28/27	237,000,000	COP	86,625
Titulos de Tesoreria,
B, 7.75%, 9/18/30	1,645,700,000	COP	538,565
senior bond, B, 11.00%, 7/24/20	1,144,000,000	COP	345,984
senior bond, B, 7.00%, 5/04/22	3,111,000,000	COP	941,712
senior bond, B, 10.00%, 7/24/24	12,183,000,000	COP	4,221,234
senior bond, B, 7.50%, 8/26/26	9,469,300,000	COP	3,023,754
senior bond, B, 6.00%, 4/28/28	13,320,000,000	COP	3,875,258
			13,369,433
Ghana 1.4%
Government of Ghana,
24.75%, 3/01/21	220,000	GHS	43,611
16.25%, 5/17/21	2,040,000	GHS	363,326
24.50%, 6/21/21	50,000	GHS	9,938
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  0

Templeton Global Income Fund
Statement of Investments (unaudited)
	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
24.75%, 7/19/21	360,000	GHS	$71,742
18.75%, 1/24/22	8,520,000	GHS	1,554,779
17.60%, 11/28/22	100,000	GHS	17,728
19.75%, 3/25/24	8,520,000	GHS	1,574,416
19.00%, 11/02/26	25,560,000	GHS	4,524,957
senior bond, 19.75%, 3/15/32	25,560,000	GHS	4,597,414
senior note, 21.50%, 3/09/20	370,000	GHS	69,045
senior note, 18.50%, 6/01/20	140,000	GHS	25,869
senior note, 18.25%, 9/21/20	140,000	GHS	25,865
senior note, 16.50%, 3/22/21	490,000	GHS	88,178
			12,966,868
India 9.1%
Government of India,
senior bond, 8.20%, 2/15/22	282,000,000	INR	4,186,350
senior bond, 8.35%, 5/14/22	68,200,000	INR	1,017,425
senior bond, 8.08%, 8/02/22	549,000,000	INR	8,176,910
senior bond, 8.13%, 9/21/22	15,000,000	INR	224,050
senior bond, 9.15%, 11/14/24	387,000,000	INR	6,081,671
senior note, 8.27%, 6/09/20	476,000,000	INR	6,855,154
senior note, 7.80%, 4/11/21	697,700,000	INR	10,145,612
senior note, 8.79%, 11/08/21	225,000,000	INR	3,357,562
senior note, 8.15%, 6/11/22	540,000,000	INR	8,032,008
senior note, 6.84%, 12/19/22	111,000,000	INR	1,603,431
senior note, 7.16%, 5/20/23	42,900,000	INR	623,105
senior note, 8.83%, 11/25/23	966,400,000	INR	14,875,269
senior note, 7.68%, 12/15/23	730,000,000	INR	10,829,151
senior note, 6.79%, 5/15/27	492,800,000	INR	6,982,630
			82,990,328
Indonesia 8.3%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	145,557,000,000	IDR	10,816,035
senior bond, FR34, 12.80%, 6/15/21	64,492,000,000	IDR	5,027,151
senior bond, FR35, 12.90%, 6/15/22	42,438,000,000	IDR	3,463,501
senior bond, FR39, 11.75%, 8/15/23	2,703,000,000	IDR	223,371
senior bond, FR42, 10.25%, 7/15/27	3,595,000,000	IDR	296,819
senior bond, FR43, 10.25%, 7/15/22	4,826,000,000	IDR	372,838
senior bond, FR44, 10.00%, 9/15/24	1,618,000,000	IDR	129,098
senior bond, FR46, 9.50%, 7/15/23	11,430,000,000	IDR	882,030
senior bond, FR47, 10.00%, 2/15/28	1,052,000,000	IDR	86,369
senior bond, FR52, 10.50%, 8/15/30	3,390,000,000	IDR	291,666
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000	IDR	10,493,232
senior bond, FR56, 8.375%, 9/15/26	292,968,000,000	IDR	22,170,207
senior bond, FR61, 7.00%, 5/15/22	18,449,000,000	IDR	1,320,282
senior bond, FR63, 5.625%, 5/15/23	16,137,000,000	IDR	1,106,229
senior bond, FR64, 6.125%, 5/15/28	3,157,000,000	IDR	206,612
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000	IDR	11,222,960
  |  1

Templeton Global Income Fund
Statement of Investments (unaudited)
			Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Indonesia (continued)
	Government of Indonesia, (continued)
	senior bond, FR71, 9.00%, 3/15/29		45,298,000,000	IDR	$3,527,469
	senior bond, FR73, 8.75%, 5/15/31		41,805,000,000	IDR	3,219,972
					74,855,841
	Mexico 13.3%
	Government of Mexico,
	senior bond, M, 6.50%, 6/10/21		18,789,460[d]	MXN	94,980,389
	senior bond, M, 6.50%, 6/09/22		2,067,400[d]	MXN	10,430,503
	senior bond, M, 8.00%, 12/07/23		16,500[d]	MXN	87,590
	senior note, M, 7.25%, 12/09/21		2,763,800[d]	MXN	14,170,049
[e]	Mexican Udibonos, Index Linked, 2.50%, 12/10/20		115,007[f]	MXN	578,296
					120,246,827
	South Korea 2.8%
	Korea Monetary Stabilization Bond,
	senior note, 2.06%, 12/02/19		20,034,000,000	KRW	16,728,480
	senior note, 1.18%, 8/02/21		2,322,000,000	KRW	1,931,137
	Korea Treasury Bond,
	senior note, 1.375%, 9/10/21		3,483,000,000	KRW	2,906,689
	senior note, 2.00%, 12/10/21		4,254,000,000	KRW	3,599,072
					25,165,378
[g]	Supranational 1.1%
	Inter-American Development Bank, senior bond, 7.50%, 12/05/24		185,000,000	MXN	9,640,557
	Total Foreign Government and Agency Securities (Cost $547,853,296)				467,966,131
	U.S. Government and Agency Securities 0.5%
	United States 0.5%
	U.S. Treasury Note,
	1.50%, 8/31/21		2,143,000		2,136,847
	1.50%, 9/30/21		2,577,000		2,570,860
	Total U.S. Government and Agency Securities (Cost $4,705,768)				4,707,707
		Number of Contracts	Notional Amount*
	Options Purchased 1.0%
	Calls - Over-the-Counter
	Currency Options 0.5%
	AUD/JPY, Counterparty CITI, February Strike Price 82.35 JPY, Expires 2/12/20	1	869,000	AUD	124
	AUD/JPY, Counterparty CITI, May Strike Price 84.00 JPY, Expires 5/06/20	1	3,864,000	AUD	1,197
	AUD/JPY, Counterparty CITI, May Strike Price 86.63 JPY, Expires 5/06/20	1	4,250,000	AUD	654
	AUD/JPY, Counterparty CITI, May Strike Price 85.50 JPY, Expires 5/07/20	1	15,455,000	AUD	3,046
	AUD/JPY, Counterparty CITI, November Strike Price 84.33 JPY, Expires 11/12/20	1	2,898,000	AUD	4,313
	AUD/USD, Counterparty HSBK, April Strike Price $0.77, Expires 4/30/20	1	4,830,000	AUD	1,962
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/04/20	1	6,086,000	AUD	2,879
	AUD/USD, Counterparty HSBK, May Strike Price $0.77, Expires 5/07/20	1	3,864,000	AUD	1,494
  |  2

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/JPY, Counterparty CITI, March Strike Price 111.15 JPY, Expires 3/20/20	1	18,670,000		$61,219
USD/JPY, Counterparty CITI, March Strike Price 111.40 JPY, Expires 3/30/20	1	21,782,000		68,265
USD/JPY, Counterparty CITI, September Strike Price 112.24 JPY, Expires 9/22/20	1	24,116,000		120,966
USD/MXN, Counterparty CITI, December Strike Price 20.50 MXN, Expires 12/05/19	1	5,844,000		45,718
USD/MXN, Counterparty CITI, December Strike Price 18.83 MXN, Expires 12/09/19	1	3,688,000		211,669
USD/MXN, Counterparty CITI, December Strike Price 21.70 MXN, Expires 12/09/19	1	3,688,000		7,693
USD/MXN, Counterparty CITI, March Strike Price 20.78 MXN, Expires 3/09/20	1	6,147,000		112,066
USD/MXN, Counterparty CITI, May Strike Price 20.50 MXN, Expires 5/11/20	1	21,158,000		682,980
USD/MXN, Counterparty CITI, May Strike Price 20.92 MXN, Expires 5/12/20	1	12,594,000		318,338
USD/MXN, Counterparty CITI, May Strike Price 20.87 MXN, Expires 5/14/20	1	14,206,000		375,536
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	4,433,000		139,759
USD/MXN, Counterparty CITI, September Strike Price 21.94 MXN, Expires 9/03/20	1	15,368,000		395,680
USD/MXN, Counterparty CITI, September Strike Price 21.70 MXN, Expires 9/08/20	1	15,352,000		445,546
USD/MXN, Counterparty GSCO, March Strike Price 21.20 MXN, Expires 3/12/20	1	14,800,000		204,595
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	7,103,000		63,082
USD/MXN, Counterparty JPHQ, November Strike Price 20.11 MXN, Expires 11/14/19	1	7,103,000		63,082
USD/MXN, Counterparty JPHQ, November Strike Price 22.35 MXN, Expires 11/14/19	1	7,103,000		2,486
USD/MXN, Counterparty JPHQ, December Strike Price 20.14 MXN, Expires 12/19/19	1	2,670,000		40,832
USD/MXN, Counterparty JPHQ, March Strike Price 20.89 MXN, Expires 3/05/20	1	5,348,000		86,942
USD/MXN, Counterparty JPHQ, May Strike Price 20.93 MXN, Expires 5/13/20	1	8,118,000		205,288
USD/MXN, Counterparty MSCO, December Strike Price 20.56 MXN, Expires 12/10/19	1	6,147,000		48,955
USD/MXN, Counterparty MSCO, December Strike Price 20.77 MXN, Expires 12/10/19	1	6,147,000		37,626
USD/MXN, Counterparty MSCO, March Strike Price 21.58 MXN, Expires 3/05/20	1	12,294,000		121,637
USD/MXN, Counterparty MSCO, March Strike Price 24.81 MXN, Expires 3/05/20	1	6,147,000		9,528
USD/MXN, Counterparty MSCO, March Strike Price 21.36 MXN, Expires 3/10/20	1	23,052,000		276,901
USD/MXN, Counterparty MSCO, March Strike Price 20.90 MXN, Expires 3/12/20	1	4,000,000		68,976
USD/MXN, Counterparty MSCO, June Strike Price 21.45 MXN, Expires 6/15/20	1	4,000,000		89,832
USD/MXN, Counterparty MSCO, September Strike Price 22.33 MXN, Expires 9/04/20	1	12,294,000		270,726
USD/MXN, Counterparty MSCO, September Strike Price 25.97 MXN, Expires 9/04/20	1	12,294,000		75,682
				4,667,274
Puts - Over-the-Counter
Currency Options 0.5%
AUD/JPY, Counterparty CITI, May Strike Price 69.54 JPY, Expires 5/06/20	1	3,091,000	AUD	34,705
AUD/JPY, Counterparty CITI, May Strike Price 70.65 JPY, Expires 5/06/20	1	1,932,000	AUD	27,316
AUD/JPY, Counterparty CITI, May Strike Price 74.48 JPY, Expires 5/06/20	1	14,296,000	AUD	438,377
  |  3

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*		Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
AUD/JPY, Counterparty CITI, May Strike Price 75.05 JPY, Expires 5/06/20	1	5,796,000	AUD	$198,053
AUD/JPY, Counterparty CITI, May Strike Price 65.55 JPY, Expires 5/07/20	1	7,728,000	AUD	38,682
AUD/JPY, Counterparty CITI, May Strike Price 73.25 JPY, Expires 5/07/20	1	7,728,000	AUD	186,692
AUD/JPY, Counterparty CITI, November Strike Price 66.78 JPY, Expires 11/12/20	1	1,449,000	AUD	19,352
AUD/JPY, Counterparty CITI, November Strike Price 69.18 JPY, Expires 11/12/20	1	869,000	AUD	16,498
AUD/JPY, Counterparty CITI, November Strike Price 72.78 JPY, Expires 11/12/20	1	3,622,000	AUD	117,021
AUD/JPY, Counterparty CITI, November Strike Price 74.00 JPY, Expires 11/12/20	1	2,608,000	AUD	100,443
AUD/USD, Counterparty HSBK, April Strike Price $0.66, Expires 4/30/20	1	12,880,000	AUD	103,121
AUD/USD, Counterparty HSBK, April Strike Price $0.68, Expires 4/30/20	1	6,440,000	AUD	103,816
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/04/20	1	16,228,000	AUD	65,248
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/04/20	1	8,050,000	AUD	116,393
AUD/USD, Counterparty HSBK, May Strike Price $0.66, Expires 5/05/20	1	6,440,000	AUD	66,674
AUD/USD, Counterparty HSBK, May Strike Price $0.65, Expires 5/07/20	1	7,728,000	AUD	55,879
AUD/USD, Counterparty HSBK, May Strike Price $0.68, Expires 5/07/20	1	3,864,000	AUD	58,104
USD/JPY, Counterparty CITI, March Strike Price 100.11 JPY, Expires 3/20/20	1	18,670,000		79,534
USD/JPY, Counterparty CITI, March Strike Price 105.29 JPY, Expires 3/20/20	1	37,341,000		484,387
USD/JPY, Counterparty CITI, March Strike Price 104.61 JPY, Expires 3/30/20	1	43,564,000		514,796
USD/JPY, Counterparty CITI, September Strike Price 104.48 JPY, Expires 9/22/20	1	48,232,000		1,085,509
USD/MXN, Counterparty CITI, March Strike Price 18.35 MXN, Expires 3/06/20	1	6,550,000		11,856
USD/MXN, Counterparty CITI, March Strike Price 18.68 MXN, Expires 3/09/20	1	4,610,000		15,038
USD/MXN, Counterparty CITI, May Strike Price 18.31 MXN, Expires 5/14/20	1	3,552,000		11,015
USD/MXN, Counterparty CITI, September Strike Price 19.11 MXN, Expires 9/03/20	1	7,684,000		91,447
USD/MXN, Counterparty GSCO, March Strike Price 18.57 MXN, Expires 3/12/20	1	2,460,000		6,745
USD/MXN, Counterparty JPHQ, March Strike Price 18.74 MXN, Expires 3/05/20	1	4,011,000		13,910
USD/MXN, Counterparty MSCO, December Strike Price 18.96 MXN, Expires 12/03/19	1	21,391,000		32,771
USD/MXN, Counterparty MSCO, December Strike Price 20.31 MXN, Expires 12/03/19	1	10,696,000		300,451
USD/MXN, Counterparty MSCO, December Strike Price 18.68 MXN, Expires 12/10/19	1	6,147,000		5,256
USD/MXN, Counterparty MSCO, December Strike Price 18.91 MXN, Expires 12/10/19	1	6,147,000		9,761
USD/MXN, Counterparty MSCO, March Strike Price 18.92 MXN, Expires 3/10/20	1	3,074,000		15,041
				4,423,891
Total Options Purchased (Cost $10,629,956)				9,091,165
Total Investments before Short Term Investments (Cost $563,189,020)				481,765,003
  |  4

Templeton Global Income Fund
Statement of Investments (unaudited)
		Principal Amount*		Value
	Short Term Investments 41.7%
	Foreign Government and Agency Securities 6.5%
	Brazil 0.2%
	Letra Tesouro Nacional, Strip, 1/01/20 - 4/01/20	7,460[c]	BRL	$1,757,049
	Japan 4.7%
[h]	Japan Treasury Discount Bill,
	10/07/19	1,535,400,000	JPY	14,201,970
	10/15/19	1,819,600,000	JPY	16,831,237
	12/10/19	1,287,000,000	JPY	11,907,741
				42,940,948
	South Korea 1.6%
	Korea Monetary Stabilization Bond, senior note, 1.85%, 10/02/19	17,190,000,000	KRW	14,335,608
	Total Foreign Government and Agency Securities (Cost $59,970,761)			59,033,605
	U.S. Government and Agency Securities 10.2%
	United States 10.2%
[h]	U.S. Treasury Bill,
	10/24/19	16,300,000		16,281,437
	11/07/19	13,600,000		13,576,052
	11/29/19	10,148,000		10,118,105
	12/05/19	9,675,000		9,643,971
	12/12/19	18,440,000		18,374,492
	10/29/19 - 1/30/20	21,682,000		21,605,989
	U.S. Treasury Note, 1.25%, 1/31/20	3,000,000		2,993,555
	Total U.S. Government and Agency Securities (Cost $92,548,758)			92,593,601
	Total Investments before Money Market Funds (Cost $715,708,539)			633,392,209
		Shares

	Money Market Funds (Cost $226,654,980) 25.0%
	United States 25.0%
[i,j]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	226,654,980		226,654,980
	Total Investments (Cost $942,363,519) 94.9%			860,047,189
	Options Written (0.7)%			(6,240,113)
	Other Assets, less Liabilities 5.8%			52,088,448
	Net Assets 100.0%			$905,895,524
  |  5

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*		Value
Options Written (0.7)%
Calls - Over-the-Counter
Currency Options (0.4)%
AUD/JPY, Counterparty CITI, November Strike Price 79.77 JPY, Expires 11/06/19	1	9,273,000	AUD	$(81)
AUD/JPY, Counterparty CITI, November Strike Price 80.15 JPY, Expires 11/06/19	1	3,864,000	AUD	(23)
AUD/JPY, Counterparty CITI, November Strike Price 80.60 JPY, Expires 11/08/19	1	7,728,000	AUD	(42)
AUD/JPY, Counterparty CITI, February Strike Price 77.28 JPY, Expires 2/12/20	1	2,898,000	AUD	(5,197)
AUD/JPY, Counterparty CITI, February Strike Price 78.18 JPY, Expires 2/12/20	1	1,739,000	AUD	(1,930)
AUD/JPY, Counterparty CITI, February Strike Price 79.45 JPY, Expires 2/12/20	1	2,608,000	AUD	(1,487)
AUD/JPY, Counterparty CITI, February Strike Price 80.32 JPY, Expires 2/12/20	1	2,898,000	AUD	(1,068)
AUD/JPY, Counterparty CITI, May Strike Price 78.60 JPY, Expires 5/06/20	1	6,182,000	AUD	(13,648)
AUD/JPY, Counterparty CITI, May Strike Price 79.10 JPY, Expires 5/06/20	1	3,864,000	AUD	(7,010)
AUD/JPY, Counterparty CITI, May Strike Price 77.35 JPY, Expires 5/07/20	1	15,455,000	AUD	(56,173)
AUD/USD, Counterparty HSBK, April Strike Price $0.71, Expires 4/30/20	1	4,830,000	AUD	(22,683)
AUD/USD, Counterparty HSBK, May Strike Price $0.71, Expires 5/04/20	1	6,086,000	AUD	(33,963)
AUD/USD, Counterparty HSBK, November Strike Price $0.71, Expires 11/05/20	1	3,864,000	AUD	(39,253)
AUD/USD, Counterparty HSBK, November Strike Price $0.80, Expires 11/05/20	1	7,728,000	AUD	(8,680)
AUD/USD, Counterparty HSBK, April Strike Price $0.81, Expires 4/29/21	1	9,660,000	AUD	(20,655)
AUD/USD, Counterparty HSBK, May Strike Price $0.80, Expires 5/04/21	1	12,172,000	AUD	(30,208)
AUD/USD, Counterparty HSBK, May Strike Price $0.78, Expires 5/05/21	1	6,440,000	AUD	(26,832)
USD/JPY, Counterparty CITI, March Strike Price 108.91 JPY, Expires 3/20/20	1	37,341,000		(328,713)
USD/JPY, Counterparty CITI, March Strike Price 109.16 JPY, Expires 3/30/20	1	43,564,000		(361,058)
USD/JPY, Counterparty CITI, September Strike Price 108.77 JPY, Expires 9/22/20	1	48,232,000		(640,376)
USD/MXN, Counterparty CITI, December Strike Price 19.81 MXN, Expires 12/09/19	1	7,377,000		(149,797)
USD/MXN, Counterparty CITI, March Strike Price 21.82 MXN, Expires 3/06/20	1	3,821,000		(32,330)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	7,053,000		(398,974)
USD/MXN, Counterparty CITI, May Strike Price 22.55 MXN, Expires 5/11/20	1	7,053,000		(72,512)
USD/MXN, Counterparty CITI, May Strike Price 19.82 MXN, Expires 5/12/20	1	5,038,000		(244,711)
USD/MXN, Counterparty CITI, May Strike Price 23.85 MXN, Expires 5/12/20	1	5,038,000		(28,460)
USD/MXN, Counterparty CITI, May Strike Price 22.85 MXN, Expires 5/14/20	1	7,103,000		(64,531)
USD/MXN, Counterparty CITI, May Strike Price 22.91 MXN, Expires 5/21/20	1	1,360,000		(12,656)
USD/MXN, Counterparty CITI, September Strike Price 23.00 MXN, Expires 9/03/20	1	7,684,000		(128,922)
USD/MXN, Counterparty CITI, September Strike Price 24.30 MXN, Expires 9/08/20	1	5,117,000		(54,593)
USD/MXN, Counterparty GSCO, March Strike Price 19.49 MXN, Expires 3/12/20	1	4,920,000		(237,410)
USD/MXN, Counterparty GSCO, March Strike Price 22.11 MXN, Expires 3/12/20	1	4,920,000		(36,625)
USD/MXN, Counterparty JPHQ, November Strike Price 21.00 MXN, Expires 11/14/19	1	14,207,000		(29,309)
USD/MXN, Counterparty JPHQ, May Strike Price 23.76 MXN, Expires 5/13/20	1	4,059,000		(24,021)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	12,294,000		(252,224)
USD/MXN, Counterparty MSCO, March Strike Price 22.56 MXN, Expires 3/05/20	1	9,221,000		(47,866)
USD/MXN, Counterparty MSCO, March Strike Price 20.49 MXN, Expires 3/10/20	1	7,684,000		(175,380)
USD/MXN, Counterparty MSCO, March Strike Price 22.87 MXN, Expires 3/12/20	1	3,000,000		(14,001)
USD/MXN, Counterparty MSCO, June Strike Price 24.20 MXN, Expires 6/15/20	1	2,000,000		(12,664)
USD/MXN, Counterparty MSCO, September Strike Price 24.56 MXN, Expires 9/04/20	1	18,441,000		(176,610)
  |  6

Templeton Global Income Fund
Statement of Investments (unaudited)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
USD/MXN, Counterparty MSCO, September Strike Price 25.68 MXN, Expires 9/10/20	1	1,537,000	$(10,664)
			(3,803,340)
Puts - Over-the-Counter
Currency Options (0.3)%
USD/JPY, Counterparty CITI, March Strike Price 102.84 JPY, Expires 3/20/20	1	37,341,000	(283,456)
USD/JPY, Counterparty CITI, March Strike Price 100.13 JPY, Expires 3/30/20	1	21,782,000	(101,983)
USD/JPY, Counterparty CITI, September Strike Price 100.03 JPY, Expires 9/22/20	1	24,116,000	(280,324)
USD/MXN, Counterparty CITI, March Strike Price 18.96 MXN, Expires 3/06/20	1	6,141,000	(30,607)
USD/MXN, Counterparty CITI, March Strike Price 19.38 MXN, Expires 3/06/20	1	3,685,000	(35,350)
USD/MXN, Counterparty CITI, March Strike Price 19.37 MXN, Expires 3/09/20	1	9,221,000	(88,457)
USD/MXN, Counterparty CITI, May Strike Price 19.55 MXN, Expires 5/11/20	1	7,053,000	(103,757)
USD/MXN, Counterparty CITI, May Strike Price 19.69 MXN, Expires 5/12/20	1	2,519,000	(43,261)
USD/MXN, Counterparty CITI, May Strike Price 19.24 MXN, Expires 5/14/20	1	10,655,000	(110,183)
USD/MXN, Counterparty CITI, May Strike Price 20.58 MXN, Expires 5/15/20	1	4,433,000	(171,163)
USD/MXN, Counterparty CITI, May Strike Price 19.09 MXN, Expires 5/21/20	1	1,360,000	(11,914)
USD/MXN, Counterparty CITI, September Strike Price 19.76 MXN, Expires 9/03/20	1	15,368,000	(323,788)
USD/MXN, Counterparty GSCO, March Strike Price 19.40 MXN, Expires 3/12/20	1	6,100,000	(61,433)
USD/MXN, Counterparty JPHQ, November Strike Price 19.44 MXN, Expires 11/13/19	1	4,059,000	(15,789)
USD/MXN, Counterparty JPHQ, November Strike Price 19.36 MXN, Expires 11/14/19	1	7,103,000	(21,281)
USD/MXN, Counterparty JPHQ, December Strike Price 19.36 MXN, Expires 12/19/19	1	2,670,000	(14,696)
USD/MXN, Counterparty JPHQ, March Strike Price 19.45 MXN, Expires 3/05/20	1	8,022,000	(84,720)
USD/MXN, Counterparty MSCO, December Strike Price 19.74 MXN, Expires 12/03/19	1	32,087,000	(348,946)
USD/MXN, Counterparty MSCO, December Strike Price 19.81 MXN, Expires 12/10/19	1	12,294,000	(160,301)
USD/MXN, Counterparty MSCO, March Strike Price 19.05 MXN, Expires 3/12/20	1	3,000,000	(17,835)
USD/MXN, Counterparty MSCO, June Strike Price 19.05 MXN, Expires 6/15/20	1	3,000,000	(27,510)
USD/MXN, Counterparty MSCO, September Strike Price 19.76 MXN, Expires 9/10/20	1	4,610,000	(100,019)
			(2,436,773)
Total Options Written (Premiums received $8,402,469)			(6,240,113)
  |  7

Templeton Global Income Fund
Statement of Investments (unaudited)
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]The coupon rate shown represents the rate at period end.
[b]Redemption price at maturity and coupon payment are adjusted for inflation.
[c]Principal amount is stated in 1,000 Brazilian Real Units.
[d]Principal amount is stated in 100 Mexican Peso Units.
[e]Principal amount of security is adjusted for inflation.
[f]Principal amount is stated in 100 Unidad de Inversion Units.
[g]A supranational organization is an entity formed by two or more central governments through international treaties.
[h]The security was issued on a discount basis with no stated coupon rate.
[i]See Note 5 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day effective yield at period end.
At September 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	HSBK	Buy	2,972,000	3,249,882		10/01/19	$ —	$(10,431)
Euro	HSBK	Sell	2,972,000	3,386,743		10/01/19	147,292	—
Indian Rupee	HSBK	Buy	309,946,000	4,377,150		10/03/19	8,529	—
Indian Rupee	HSBK	Sell	309,946,000	4,441,442		10/03/19	55,763	—
Norwegian Krone	DBAB	Buy	17,872,000	1,972,845		10/03/19	—	(8,460)
Swedish Krona	DBAB	Buy	24,303,000	2,500,309		10/03/19	—	(31,367)
Euro	GSCO	Sell	2,676,375	3,044,751		10/04/19	126,805	—
Indian Rupee	BNDP	Sell	363,139,700	5,204,364		10/07/19	68,649	—
Australian Dollar	CITI	Buy	2,549,800	1,730,830		10/08/19	—	(9,318)
Australian Dollar	CITI	Sell	2,549,800	1,820,455		10/08/19	98,944	—
Euro	BOFA	Buy	1,257,588	1,372,530		10/08/19	—	(978)
Euro	BOFA	Sell	1,257,588	1,431,927		10/08/19	60,375	—
Euro	UBSW	Sell	13,525,000	15,405,043		10/09/19	653,167	—
Swedish Krona	DBAB	Buy	25,875,233	2,653,557		10/09/19	—	(23,764)
Australian Dollar	JPHQ	Buy	6,321,500	4,283,771		10/11/19	—	(15,288)
Australian Dollar	JPHQ	Sell	6,321,500	4,536,877		10/11/19	268,395	—
Euro	BZWS	Sell	4,094,000	4,687,978		10/11/19	221,865	—
Euro	HSBK	Sell	13,422,375	15,368,485		10/11/19	726,120	—
Euro	JPHQ	Sell	7,083,554	8,112,865		10/11/19	385,471	—
Australian Dollar	CITI	Buy	5,634,533	3,825,792		10/15/19	—	(20,593)
Australian Dollar	CITI	Sell	5,634,533	4,038,045		10/15/19	232,845	—
Australian Dollar	JPHQ	Buy	10,311,000	6,988,043		10/15/19	—	(24,661)
Australian Dollar	JPHQ	Sell	10,311,000	7,390,564		10/15/19	427,182	—
Euro	GSCO	Sell	748,727	856,012		10/15/19	38,961	—
Swedish Krona	DBAB	Buy	25,286,200	2,371,597	EUR	10/15/19	—	(16,982)
Euro	BOFA	Buy	6,265,500	6,842,496		10/16/19	—	(4,681)
Euro	BOFA	Sell	6,265,500	7,201,566		10/16/19	363,750	—
Euro	GSCO	Sell	1,183,000	1,359,657		10/16/19	68,598	—
Euro	SCNY	Sell	6,873,000	7,894,259		10/17/19	392,831	—
South Korean Won	CITI	Sell	616,384,000	542,592		10/17/19	28,291	—
Japanese Yen	HSBK	Buy	1,305,707,190	12,171,837		10/21/19	—	(76,130)
Japanese Yen	HSBK	Sell	1,305,707,190	12,341,045		10/21/19	245,337	—
Japanese Yen	JPHQ	Buy	822,634,530	7,662,749		10/21/19	—	(42,092)
Japanese Yen	JPHQ	Sell	822,634,530	7,747,932		10/21/19	127,275	—
  |  8

Templeton Global Income Fund
Statement of Investments (unaudited)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	1,285,391	1,474,793		10/23/19	$71,176	$ —
Euro	JPHQ	Sell	11,085,000	12,722,809		10/23/19	618,245	—
Euro	UBSW	Sell	5,829,129	6,696,387		10/23/19	331,113	—
Euro	UBSW	Sell	1,228,000	1,410,229		10/24/19	69,170	—
Japanese Yen	CITI	Buy	491,209,600	4,575,175		10/28/19	—	(22,399)
Japanese Yen	CITI	Sell	166,818,000	1,552,210		10/28/19	6,057	—
Euro	BOFA	Buy	8,723,695	9,535,871		10/29/19	—	(5,060)
Euro	BOFA	Sell	8,723,695	9,871,297		10/29/19	340,486	—
Euro	GSCO	Sell	451,231	510,613		10/29/19	17,634	—
Euro	JPHQ	Sell	33,330	37,706		10/29/19	1,292	—
Euro	SCNY	Sell	4,300,311	4,866,236		10/29/19	168,060	—
Swedish Krona	DBAB	Buy	40,231,960	4,180,335		10/29/19	—	(85,557)
Euro	BOFA	Buy	8,723,695	9,537,092		10/31/19	—	(4,870)
Euro	BOFA	Sell	8,723,695	9,864,144		10/31/19	331,921	—
Euro	CITI	Sell	283,400	33,380,916	JPY	10/31/19	—	(211)
Euro	GSCO	Sell	1,784,250	2,016,854		10/31/19	67,236	—
Indian Rupee	BNDP	Sell	366,171,300	5,062,369		11/06/19	—	(96,574)
Indian Rupee	HSBK	Sell	602,804,357	8,288,819		11/06/19	—	(204,019)
Indian Rupee	HSBK	Sell	497,014,061	6,852,058		11/07/19	—	(149,468)
Euro	JPHQ	Sell	4,312,000	4,896,664		11/08/19	182,562	—
South Korean Won	HSBK	Sell	7,321,000,000	6,042,423		11/12/19	—	(70,519)
Australian Dollar	CITI	Buy	5,614,733	3,815,155		11/13/19	—	(19,701)
Australian Dollar	CITI	Sell	5,614,733	3,929,190		11/13/19	133,736	—
Australian Dollar	JPHQ	Buy	6,321,500	4,287,475		11/13/19	—	(14,260)
Australian Dollar	JPHQ	Sell	6,321,500	4,429,949		11/13/19	156,733	—
Euro	JPHQ	Sell	3,156,669	3,559,729		11/13/19	107,568	—
Indian Rupee	HSBK	Sell	425,413,000	5,913,442		11/13/19	—	(75,091)
Swedish Krona	DBAB	Buy	25,286,200	2,370,963	EUR	11/13/19	—	(16,997)
Australian Dollar	JPHQ	Buy	14,547,500	9,866,900		11/14/19	—	(32,792)
Australian Dollar	JPHQ	Sell	14,547,500	10,217,437		11/14/19	383,328	—
Euro	HSBK	Sell	7,662,000	8,738,434		11/14/19	358,658	—
Norwegian Krone	DBAB	Buy	35,409,000	3,977,632		11/14/19	—	(83,034)
Australian Dollar	CITI	Buy	5,614,734	3,815,324		11/15/19	—	(19,660)
Australian Dollar	CITI	Sell	5,614,733	3,933,121		11/15/19	137,457	—
Australian Dollar	JPHQ	Buy	7,979,000	5,411,932		11/15/19	—	(17,981)
Australian Dollar	JPHQ	Sell	7,979,000	5,589,688		11/15/19	195,737	—
Euro	CITI	Buy	1,417,000	1,555,016		11/15/19	—	(5,170)
Euro	CITI	Sell	1,417,000	1,619,489		11/15/19	69,644	—
Euro	JPHQ	Sell	932,604	1,066,041		11/15/19	46,004	—
South Korean Won	CITI	Sell	5,173,000,000	4,427,422		11/15/19	107,719	—
Indian Rupee	HSBK	Sell	553,716,000	7,670,790		11/18/19	—	(119,165)
Norwegian Krone	DBAB	Buy	14,610,000	1,636,856		11/18/19	—	(29,853)
Norwegian Krone	DBAB	Buy	59,090,000	6,567,124		11/19/19	—	(67,555)
Swedish Krona	DBAB	Buy	4,832,000	503,905		11/19/19	—	(11,496)
Australian Dollar	JPHQ	Buy	4,614,000	3,129,953		11/20/19	—	(10,375)
Australian Dollar	JPHQ	Sell	4,614,000	3,198,909		11/20/19	79,331	—
Euro	BOFA	Buy	13,098,580	14,340,011		11/20/19	—	(8,745)
Euro	BOFA	Sell	13,098,580	14,865,055		11/20/19	533,789	—
  |  9

Templeton Global Income Fund
Statement of Investments (unaudited)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	3,105,000	3,522,157		11/20/19	$124,950	$ —
Euro	JPHQ	Sell	36,690,814	41,663,336		11/20/19	1,519,611	—
Indian Rupee	JPHQ	Sell	299,959,000	4,165,345		11/20/19	—	(53,612)
Australian Dollar	JPHQ	Buy	3,926,000	2,663,312		11/21/19	—	(8,825)
Australian Dollar	JPHQ	Sell	3,926,000	2,711,335		11/21/19	56,848	—
Australian Dollar	JPHQ	Sell	16,082,875	1,156,086,917	JPY	11/21/19	—	(143,636)
Euro	GSCO	Sell	1,285,078	1,457,471		11/21/19	51,365	—
Euro	JPHQ	Sell	12,683,779	14,369,326		11/21/19	490,992	—
Euro	UBSW	Sell	6,199,607	7,026,263		11/21/19	242,778	—
South Korean Won	CITI	Sell	6,847,000,000	5,659,613		11/21/19	—	(58,791)
Euro	HSBK	Sell	7,079,963	835,331,580	JPY	11/22/19	6,510	—
Euro	JPHQ	Sell	12,683,779	14,143,175		11/22/19	263,934	—
Japanese Yen	CITI	Buy	1,040,048,500	9,834,996		11/26/19	—	(178,746)
Japanese Yen	CITI	Sell	1,040,048,500	9,733,016		11/26/19	76,765	—
Norwegian Krone	DBAB	Buy	43,803,500	4,888,156		11/26/19	—	(69,680)
Swedish Krona	DBAB	Buy	97,113,000	10,110,093		11/26/19	—	(209,630)
Japanese Yen	JPHQ	Buy	739,460,800	6,986,125		11/27/19	—	(120,259)
Euro	BZWS	Sell	1,087,889	1,230,076		11/29/19	39,108	—
Euro	GSCO	Sell	1,348,769	1,525,828		11/29/19	49,262	—
Euro	MSCO	Sell	4,545,000	5,140,486		11/29/19	164,840	—
Swedish Krona	DBAB	Buy	60,018,807	6,238,144		11/29/19	—	(118,277)
Australian Dollar	CITI	Buy	2,549,800	1,733,405		12/03/19	—	(8,824)
Australian Dollar	CITI	Sell	2,549,800	1,774,941		12/03/19	50,360	—
Australian Dollar	GSCO	Buy	26,618,090	18,135,379		12/04/19	—	(131,447)
Australian Dollar	GSCO	Sell	26,618,090	18,553,075		12/04/19	549,143	—
Euro	BOFA	Buy	2,616,700	2,867,712		12/04/19	—	(1,699)
Euro	BOFA	Sell	7,200,930	8,157,033		12/04/19	270,016	—
Euro	GSCO	Sell	2,676,375	3,034,260		12/04/19	102,886	—
Euro	HSBK	Sell	4,550,000	5,155,241		12/04/19	171,728	—
Euro	JPHQ	Sell	6,016,524	6,832,515		12/05/19	242,117	—
Euro	SCNY	Sell	1,325,806	1,505,559		12/05/19	53,293	—
Indian Rupee	HSBK	Sell	308,587,000	4,212,504		12/05/19	—	(119,514)
Japanese Yen	JPHQ	Buy	432,810,070	4,056,132		12/05/19	—	(34,419)
Japanese Yen	JPHQ	Sell	432,810,070	4,087,679		12/05/19	65,967	—
Japanese Yen	HSBK	Buy	1,329,338,880	12,463,433		12/06/19	—	(109,748)
Japanese Yen	HSBK	Sell	1,329,338,880	12,599,771		12/06/19	246,087	—
Japanese Yen	JPHQ	Buy	450,247,630	4,220,606		12/06/19	—	(36,408)
Japanese Yen	JPHQ	Sell	450,247,630	4,252,625		12/06/19	68,427	—
Euro	BOFA	Sell	1,258,386	1,440,009		12/09/19	61,064	—
Australian Dollar	HSBK	Sell	9,880,000	741,302,960	JPY	12/12/19	209,278	—
Australian Dollar	JPHQ	Sell	4,480,000	335,794,368	JPY	12/12/19	91,706	—
Swedish Krona	DBAB	Buy	25,286,200	2,370,185	EUR	12/13/19	—	(16,738)
Indian Rupee	HSBK	Sell	213,251,757	2,939,174		12/16/19	—	(49,967)
Indian Rupee	JPHQ	Sell	805,429,500	11,156,692		12/16/19	—	(132,978)
Euro	BOFA	Sell	6,549,290	7,466,191		12/18/19	283,233	—
Euro	GSCO	Sell	748,727	852,650		12/18/19	31,481	—
Japanese Yen	HSBK	Buy	1,356,630,000	12,660,717		12/19/19	—	(35,583)
Japanese Yen	HSBK	Sell	1,019,822,880	9,673,536		12/19/19	182,812	—
  |  10

Templeton Global Income Fund
Statement of Investments (unaudited)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone	DBAB	Buy	59,090,000	6,569,132		12/19/19	$ —	$(66,104)
Japanese Yen	JPHQ	Buy	666,398,580	6,222,534		12/20/19	—	(20,190)
Japanese Yen	JPHQ	Sell	666,398,580	6,299,293		12/20/19	96,949	—
Norwegian Krone	DBAB	Buy	35,776,500	3,998,268		12/23/19	—	(60,618)
Euro	CITI	Sell	283,400	33,393,952	JPY	12/30/19	—	(40)
Indian Rupee	BNDP	Sell	102,165,000	1,400,528		1/13/20	—	(26,175)
Australian Dollar	JPHQ	Sell	6,470,000	474,567,965	JPY	1/14/20	44,505	—
Australian Dollar	JPHQ	Buy	10,311,000	7,003,994		1/15/20	—	(21,910)
Australian Dollar	JPHQ	Sell	10,311,000	7,224,041		1/15/20	241,957	—
Indian Rupee	CITI	Sell	793,162,000	10,831,107		1/16/20	—	(240,853)
South Korean Won	HSBK	Sell	12,970,000,000	11,082,628		1/30/20	225,626	—
Euro	JPHQ	Sell	893,000	1,009,304		2/03/20	26,496	—
Indian Rupee	HSBK	Sell	309,946,000	4,304,806		2/03/20	—	(11,751)
South Korean Won	DBAB	Sell	5,870,000,000	4,864,910		2/10/20	—	(50,806)
Swedish Krona	DBAB	Buy	25,286,100	2,368,544	EUR	2/13/20	—	(16,831)
Australian Dollar	JPHQ	Sell	16,082,875	1,150,914,665	JPY	2/21/20	—	(142,181)
Euro	SCNY	Sell	3,955,000	4,438,894		2/24/20	79,999	—
Australian Dollar	CITI	Sell	10,996,440	786,149,250	JPY	2/25/20	—	(103,333)
Australian Dollar	JPHQ	Sell	10,420,500	747,300,947	JPY	2/25/20	—	(76,171)
Euro	HSBK	Sell	7,079,963	835,461,144	JPY	2/25/20	7,481	—
Japanese Yen	CITI	Buy	1,097,248,900	10,447,015		2/26/20	—	(187,857)
Japanese Yen	CITI	Sell	1,097,248,900	10,261,616		2/26/20	2,458	—
Norwegian Krone	DBAB	Buy	43,803,500	4,891,677		2/26/20	—	(69,088)
Japanese Yen	CITI	Buy	748,182,800	7,116,496		2/27/20	—	(120,642)
Japanese Yen	CITI	Sell	748,182,800	7,000,213		2/27/20	4,359	—
Japanese Yen	JPHQ	Buy	739,475,000	7,033,438		2/27/20	—	(119,006)
Euro	BZWS	Sell	2,175,778	2,445,020		2/28/20	46,400	—
Japanese Yen	CITI	Buy	1,436,811,000	13,762,749		2/28/20	—	(327,084)
Japanese Yen	CITI	Sell	1,436,811,000	13,437,119		2/28/20	1,455	—
Australian Dollar	CITI	Sell	5,777,000	413,734,493	JPY	3/06/20	—	(46,013)
Japanese Yen	HSBK	Buy	520,970,830	4,910,576		3/06/20	—	(36,881)
Japanese Yen	JPHQ	Buy	494,791,690	4,668,862		3/06/20	—	(40,074)
Japanese Yen	JPHQ	Sell	494,791,690	4,703,181		3/06/20	74,393	—
South Korean Won	DBAB	Sell	5,874,000,000	4,885,636		3/06/20	—	(38,034)
Australian Dollar	JPHQ	Sell	5,850,000	436,559,526	JPY	3/12/20	118,970	—
Australian Dollar	HSBK	Sell	2,520,000	187,363,260	JPY	3/13/20	44,829	—
Swedish Krona	DBAB	Buy	25,286,200	2,367,666	EUR	3/13/20	—	(16,829)
Indian Rupee	JPHQ	Sell	220,854,500	3,024,368		3/16/20	—	(34,827)
South Korean Won	CITI	Sell	2,579,000,000	2,190,885		3/20/20	27,997	—
Euro	GSCO	Sell	1,285,078	1,440,289		3/23/20	21,305	—
Japanese Yen	HSBK	Buy	1,966,726,540	18,509,746		3/23/20	—	(91,875)
Japanese Yen	HSBK	Sell	1,583,000,000	15,092,030		3/23/20	267,656	—
Japanese Yen	JPHQ	Buy	1,331,363,580	12,520,037		3/23/20	—	(52,171)
Japanese Yen	JPHQ	Sell	1,331,363,580	12,666,960		3/23/20	199,094	—
Norwegian Krone	DBAB	Buy	35,776,500	4,001,532		3/23/20	—	(62,380)
Japanese Yen	JPHQ	Buy	345,545,070	3,280,374		3/24/20	—	(44,239)
Japanese Yen	JPHQ	Sell	345,545,070	3,291,407		3/24/20	55,272	—
Norwegian Krone	DBAB	Buy	26,911,000	2,992,738		3/24/20	—	(29,708)
  |  11

Templeton Global Income Fund
Statement of Investments (unaudited)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	HSBK	Sell	7,080,147	837,015,006	JPY	3/25/20	$20,421	$ —
Euro	JPHQ	Sell	3,359,037	3,739,313		3/25/20	29,762	—
Euro	BZWS	Sell	1,087,889	1,205,376		3/31/20	3,490	—
Euro	CITI	Sell	283,400	33,395,794	JPY	3/31/20	—	(202)
Euro	SCNY	Sell	4,385,601	4,861,614		3/31/20	16,460	—
Euro	HSBK	Sell	2,972,000	3,293,511		4/01/20	9,873	—
Euro	CITI	Sell	40,685,750	4,795,979,249	JPY	4/02/20	—	(14,596)
Australian Dollar	JPHQ	Sell	16,082,875	1,147,022,609	JPY	5/21/20	—	(140,993)
Euro	HSBK	Sell	7,079,963	835,990,017	JPY	5/22/20	8,997	—
Japanese Yen	HSBK	Buy	520,970,850	4,939,067		6/08/20	—	(37,622)
Japanese Yen	JPHQ	Buy	494,791,690	4,696,337		6/08/20	—	(41,193)
Japanese Yen	JPHQ	Sell	494,791,690	4,733,082		6/08/20	77,939	—
Australian Dollar	HSBK	Sell	2,560,000	189,807,360	JPY	6/12/20	47,096	—
Australian Dollar	JPHQ	Sell	6,990,000	518,468,537	JPY	6/12/20	130,529	—
Euro	JPHQ	Sell	916,524	1,065,111		6/15/20	47,558	—
Swedish Krona	DBAB	Buy	25,286,100	2,364,645	EUR	6/15/20	—	(16,754)
Japanese Yen	JPHQ	Buy	666,398,580	6,301,528		6/22/20	—	(26,556)
Japanese Yen	JPHQ	Sell	666,398,580	6,378,912		6/22/20	103,940	—
Japanese Yen	BNDP	Buy	1,684,055,930	16,084,717		6/24/20	—	(225,319)
Euro	CITI	Sell	283,400	33,390,126	JPY	6/30/20	—	(385)
Australian Dollar	JPHQ	Sell	16,082,875	1,143,008,300	JPY	8/21/20	—	(139,466)
Australian Dollar	CITI	Sell	10,967,160	778,434,201	JPY	8/24/20	—	(103,687)
Australian Dollar	JPHQ	Sell	10,420,500	742,095,907	JPY	8/24/20	—	(75,243)
Euro	HSBK	Sell	7,079,963	836,619,426	JPY	8/24/20	11,353	—
Japanese Yen	CITI	Buy	900,237,000	8,710,604		8/31/20	—	(199,089)
Japanese Yen	CITI	Sell	900,237,000	8,512,960		8/31/20	1,444	—
Euro	CITI	Sell	283,400	33,401,462	JPY	9/30/20	—	(431)
Total Forward Exchange Contracts							$17,123,725	$(6,269,285)
Net unrealized appreciation (depreciation)							$10,854,440

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2019, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	$56,100,000	$(8,681,937)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	12,300,000	(2,375,324)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	12,196,000	(3,591,467)
  |  12

Templeton Global Income Fund
Statement of Investments (unaudited)
Interest Rate Swap Contracts (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	$12,196,000	$(3,654,737)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	12,196,000	(3,702,700)
Total Interest Rate Swap Contracts				$(22,006,165)
See Abbreviations on page 17.
  |  13

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
  |  14

Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At September 30, 2019, the Fund received $10,893,885 in U.K. Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
  |  15

Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	$236,712,686	$126,393,343	$(136,451,049)	$ —	$ —	$226,654,980	226,654,980	$3,445,836
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  16

Templeton Global Income Fund
Notes to Statements of Investments (unaudited)
6.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$467,966,131	$—	$467,966,131
U.S. Government and Agency Securities	—	4,707,707	—	4,707,707
Options Purchased	—	9,091,165	—	9,091,165
Short Term Investments	316,255,026	62,027,160	—	378,282,186
Total Investments in Securities	$316,255,026	$543,792,163	$ —	$860,047,189
Other Financial Instruments:
Forward Exchange Contracts	$—	$17,123,725	$—	$17,123,725
Liabilities:
Other Financial Instruments:
Options Written	$—	$6,240,113	$—	$6,240,113
Forward Exchange Contracts	—	6,269,285	—	6,269,285
Swap Contracts	—	22,006,165	—	22,006,165
Total Other Financial Instruments	$ —	$34,515,563	$ —	$34,515,563

[a]For detailed categories, see the accompanying Statement of Investments.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP	BNP Paribas
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
SCNY	Standard Chartered Bank
UBSW	UBS AG
Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar
Selected Portfolio
ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BADLAR	Argentina Deposit Rates Badlar Private
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
VRI	Value Recovery Instruments

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  17